Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator:
Net loss	$ (443,517)	$ (700,048)	$ (1,089,917)	$ (4,967,410)	$ (893,718)	$ (6,396,522)
Denominator:
Basic and diluted weighted average shares outstanding	3,774,553	20,655,000	4,481,227	20,655,000	8,961,092	18,677,398
Basic and diluted net loss per share	$ (0.12)	$ (0.03)	$ (0.23)	$ (0.24)	$ (0.1)	$ (0.34)
Class B Ordinary Shares [Member]
Numerator:
Net loss	$ (665,844)	$ (225,950)	$ (1,498,510)	$ (1,603,296)	$ (646,476)	$ (2,283,159)
Denominator:
Basic and diluted weighted average shares outstanding	5,666,667	6,666,667	6,161,172	6,666,667	6,482,052	6,666,667
Basic and diluted net loss per share	$ (0.12)	$ (0.03)	$ (0.23)	$ (0.24)	$ (0.1)	$ (0.34)